Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium.	Other reserves	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2020			£ 4,117	£ (5,055)	£ (938)
Loss for the period				(245,224)	(245,224)
Foreign exchange translation differences			(85)		(85)
Total comprehensive loss			(85)	(245,224)	(245,309)
Share based payment transactions				156	156
Issuance of warrants		£ 103,053	8,558		111,611
Share acquisition	£ 16		50,724		50,740
PIPE investment		71,036			71,036
Capital reorganization		74,265			74,265
Equity at end of period at Dec. 31, 2021	16	248,354	63,314	(250,123)	61,561
Loss for the period				(94,375)	(94,375)
Foreign exchange translation differences			8,450		8,450
Total comprehensive loss			8,450	(94,375)	(85,925)
Share based payment transactions		767	22,359	(254)	22,872
Reclassification of warrants			1,010		1,010
Exercise of warrants and options		342	(276)		66
Share issuances under equity subscription line		7,734			7,734
Equity at end of period at Dec. 31, 2022	16	257,197	94,857	(344,752)	7,318
Loss for the period				(59,946)	(59,946)
Foreign exchange translation differences			(6,881)		(6,881)
Total comprehensive loss			(6,881)	(59,946)	(66,827)
Share based payment transactions		(289)	8,935	287	8,933
Exercise of Share Options	1	796			797
Transfer of reserves			(10,154)	10,154
Equity at end of period at Dec. 31, 2023	£ 17	£ 257,704	£ 86,757	£ (394,257)	£ (49,779)